Business combinations	12 Months Ended
Dec. 31, 2022
Business combinations
Business combinations

12.Business combinations

On August 20, 2021, the closing conditions of the Inter-Administrative Agreement signed on August 11 between Ecopetrol S.A. and the Ministry of Finance and Public Credit (“MHCP”) for the acquisition of 569,472,561 shares of Interconexión Eléctrica S.A. ESP (“ISA”) equivalent to 51.4% of the outstanding shares of this company and representing 100% of the ownership of the MHCP in said company were satisfactorily fulfilled.

Considering the final purchase price allocation on August 31, 2022, the fair value of the identifiable assets and liabilities of ISA as at the date of acquisition were:

Fair Value
Assets
Cash and cash equivalents	4,983,234
Accounts receivable	27,487,774
Inventories	120,300
Other financial assets	1,093,941
Current tax assets	477,504
Other assets	682,445
Investments in subsidiaries and joint ventures	5,014,749
Properties, plant, and equipment	17,486,901
Right of use assets	230,207
Intangibles	13,903,491
Deferred tax assets	2,075,849
Total assets	73,556,395
Liabilities
Loans	27,203,432
Leases	255,503
Accounts payable	1,358,692
Employee Benefits	973,210
Tax liabilities	1,897,786
Provisions and contingencies	947,883
Other liabilities	1,708,349
Deferred tax liabilities	9,856,379
Total liabilities	44,201,234
Total identifiable net assets	29,355,161

Non-controlling interest	(18,734,241)
Goodwill derived from the acquisition	3,279,916
Consideration transferred	13,900,836

The net assets recognized in the consolidated financial statements as of December 31, 2021, were based on a provisional assessment of their fair value and could be adjusted in case of obtaining new information as referred to in paragraph 46 of IFRS 3. The valuation was not completed as of the date of approval of the 2021 financial statements by the Company’s Management.

In August 2022, the valuation was completed, considering the new information obtained to the acquisition date, and the fair value of the properties, plant, and equipment was $17,486,901, and intangibles $13,903,491, which presented a decrease of $153,557, and $422,988, respectively, over the provisional value. Those adjustments were not material thus the financial information as of December 2021 was not restated. As a result, there was a decrease in the deferred tax liability of $96,767 and a decrease in the non-controlling interest of $238,839. There was also a corresponding increase in goodwill of $240,939, resulting in $3,279,916 of total goodwill arising on the acquisition. The increased depreciation charge on the property, plant, and equipment, from the acquisition date to 31 December 2021 was also not material.

From the date of acquisition, ISA contributed $4,113,198 of revenue and $1,108,202 (including non-controlling interest for $846,454) to net profit from continuing operations of the Group. If the combination had taken place at the beginning of 2021, the Group’s revenue from continuing operations would have been higher by $7,039,487, and the profit before tax from continuing operations would have been $2,096,511 (including non-controlling interest for $1,501,984). The goodwill of $3,279,916 comprises the fair value of expected synergies arising from acquisition.